EARNINGS PER SHARE - Summary of Company's Potentially Dilutive Securities Excluded - Time-based Options Outstanding (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					2,954,000	23,324,377
Time-based Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	140,135	140,135	140,135	140,135